INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes [Abstract]
Theoretical income tax expense, net of IRAP	€ 192,706	€ 179,077	€ 156,022
Permanent and other differences	(58,877)	(7,061)	(10,219)
Effect of changes in tax rate and tax regulations	0	4,862	1,280
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,216	2,344	853
Taxes relating to prior years	(145,084)	(1,232)	(3,567)
Withholding tax on earnings	1,514	2,420	2,017
Total income tax (benefit)/expense, net of IRAP	€ (8,525)	€ 180,410	€ 146,386
Effective tax rate, net of IRAP (percent)	(1.10%)	24.20%	25.80%
IRAP (current and deferred)	€ 24,842	€ 28,350	€ 21,249
Total income tax expense	€ 16,317	€ 208,760	€ 167,635